UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedules of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares or Principal Amount			Value

COMMON STOCKS - 82.0%(a)

COMMERCIAL SERVICES SECTOR - 8.6%
		Advertising/Marketing Services - 3.6%
1,198,500		Interpublic Group of Companies, Inc.	11,661,405
474,372		MDC Partners Inc.	6,413,509
			18,074,914
		Miscellaneous Commercial Services - 3.9%
283,930		Cardtronics, Inc.*	7,683,146
266,100		Cintas Corp.	9,262,941
151,260		Higher One Holdings Inc.*	2,789,234
			19,735,321
		Personnel Services - 1.1%
151,700		Manpower, Inc.	5,423,275

CONSUMER DURABLES SECTOR - 2.2%
		Recreational Products - 2.2%
188,400		Brunswick Corporation	3,402,504
1,034,000		Winnebago Industries, Inc.*	7,630,920
			11,033,424

CONSUMER NON-DURABLES SECTOR - 3.2%
		Apparel/Footwear - 3.2%
307,700		Crocs, Inc.*	4,544,729
1,307,828		Liz Claiborne, Inc.*	11,286,556
			15,831,285

CONSUMER SERVICES SECTOR - 2.2%
		Hotels/Resorts/Cruiselines - 1.2%
247,700		Royal Caribbean Cruises Ltd.	6,135,529
		Restaurants - 1.0%
351,266		Texas Roadhouse, Inc.	5,233,863

DISTRIBUTION SERVICES SECTOR - 6.1%
		Electronics Distributors - 3.3%
251,592		Arrow Electronics, Inc.*	9,412,057
194,000		ScanSource, Inc.*	6,984,000
			16,396,057
		Medical Distributors - 1.6%
271,248		Patterson Companies Inc.	8,007,241

		Wholesale Distributors - 1.2%
295,800		Beacon Roofing Supply, Inc.*	5,984,034

ELECTRONIC TECHNOLOGY SECTOR - 9.2%
		Aerospace & Defense - 3.6%
207,800		BE Aerospace, Inc.*	8,043,938
424,829		Hexcel Corp.*	10,285,110
			18,329,048
		Computer Communications - 0.5%
22,500		F5 Networks, Inc.*	2,387,700

		Computer Peripherals - 0.0%
29,058		Avid Technology, Inc.*	247,865

		Electronic Components - 0.8%
176,300		Cree, Inc.*	3,885,652

		Electronic Equipment/Instruments - 0.8%
146,200		National Instruments Corporation	3,793,890

		Electronic Production Equipment - 1.5%
94,450		Lam Research Corporation*	3,496,539
148,910		MKS Instruments, Inc.	4,142,676
			7,639,215
		Semiconductors - 1.2%
184,112		Power Integrations, Inc.	6,105,154

		Telecommunications Equipment - 0.8%
348,500		Ciena Corporation*	4,216,850

ENERGY MINERALS SECTOR - 2.3%
		Coal - 0.8%
281,400		Arch Coal, Inc.	4,083,114

		Oil & Gas Production - 1.5%
88,000		Unit Corporation*	4,083,200
76,200		Whiting Petroleum Corporation*	3,557,778
			7,640,978
FINANCE SECTOR - 7.6%
		Finance/Rental/Leasing - 1.7%
256,637		Mobile Mini, Inc.*	4,478,316
211,700		RSC Holdings, Inc.*	3,916,450
			8,394,766
		Insurance Brokers/Services - 1.1%
159,300		Arthur J. Gallagher & Co.	5,326,992

		Life/Health Insurance - 0.7%
64,600		Reinsurance Group of America, Inc.	3,375,350

		Major Banks - 1.0%
195,200		Comerica, Incorporated	5,036,160

		Regional Banks - 3.0%
544,986		Associated Banc-Corp.	6,087,494
4,350		BBCN Bancorp, Inc.*	41,108
121,438		Columbia Banking System, Inc.	2,340,110
63,500		First Midwest Bancorp, Inc.	643,255
191,214		Sandy Spring Bancorp, Inc.	3,355,806
148,200		Zions Bancorporation	2,412,696
			14,880,469
		Savings Banks - 0.1%
42,700		MB Financial, Inc.	730,170

HEALTH SERVICES SECTOR - 6.7%
		Health Industry Services - 5.6%
178,330		Covance Inc.*	8,153,248
505,119		HealthSouth Corp.*	8,925,453
563,500		MedAssets Inc.*	5,212,375
290,900		PAREXEL International Corporation*	6,033,266
			28,324,342
		Medical/Nursing Services - 1.1%
271,733		VCA Antech, Inc.*	5,366,727

HEALTH TECHNOLOGY SECTOR - 2.4%
		Biotechnology - 0.5%
140,854		Meridian Bioscience, Inc.	2,653,689

		Medical Specialties - 1.9%
553,700		Hologic, Inc.*	9,695,287

INDUSTRIAL SERVICES SECTOR - 4.9%
		Contract Drilling - 1.3%
208,500		Rowan Companies, Inc.*	6,323,805

		Engineering & Construction - 2.9%
298,200		Chicago Bridge & Iron Co. N.V. NYS	11,271,960
167,157		Foster Wheeler AG*	3,199,385
			14,471,345
		Oilfield Services/Equipment - 0.7%
74,900		Dresser-Rand Group, Inc.*	3,738,259

NON-ENERGY MINERALS SECTOR - 0.3%
		Construction Materials - 0.3%
57,000		Trex Company, Inc.*	1,305,870

PROCESS INDUSTRIES SECTOR - 2.3%
		Chemicals: Major Diversified - 1.7%
148,050		Celanese Corp.	6,554,173
114,200		Solutia Inc.*	1,973,376
			8,527,549
		Industrial Specialties - 0.6%
595,800		Ferro Corporation*	2,913,462

PRODUCER MANUFACTURING SECTOR - 12.9%
		Auto Parts: OEM - 1.0%
509,005		Modine Manufacturing Company*	4,815,187

		Electrical Products - 2.9%
179,214		Greatbatch, Inc.*	3,960,629
535,745		Molex Inc. Cl A	10,597,036
			14,557,665
		Industrial Conglomerates - 2.5%
206,577		SPX Corporation	12,450,396

		Industrial Machinery - 1.5%
170,253		Kennametal Inc.	6,217,640
22,700		Regal-Beloit Corporation	1,157,019
			7,374,659
		Metal Fabrication - 0.6%
153,124		Dynamic Materials Corporation	3,028,793

		Miscellaneous Manufacturing - 1.5%
44,927		Brady Corp.	1,418,345
131,500		Crane Co.	6,142,365
			7,560,710
		Trucks/Construction/Farm Machinery - 2.9%
168,824		Astec Industries, Inc.*	5,437,821
312,128		Columbus McKinnon Corp.*	3,960,904
343,618		Douglas Dynamics, Inc.	5,023,695
			14,422,420
RETAIL TRADE SECTOR - 0.9%
		Specialty Stores - 0.9%
120,900		Dick's Sporting Goods, Inc.*	4,458,792

TECHNOLOGY SERVICES SECTOR - 7.4%
		Data Processing Services - 0.8%
71,600		Fiserv, Inc.*	4,205,784

		Information Technology Services - 2.1%
539,957		Sapient Corp.	6,803,458
100,700		VeriFone Systems, Inc.*	3,576,864
			10,380,322
		Internet Software/Services - 2.6%
151,944		Akamai Technologies, Inc.*	4,904,752
214,300		LogMeIn, Inc.*	8,261,265
			13,166,017
		Packaged Software - 1.9%
162,502		Aspen Technology, Inc.*	2,819,410
359,300		Parametric Technology Corp.*	6,560,818
			9,380,228
TRANSPORTATION SECTOR - 2.8%
		Air Freight/Couriers - 2.2%
211,800		Con-way Inc.	6,176,088
357,800		UTI Worldwide, Inc.	4,755,162
			10,931,250
		Trucking - 0.6%
130,300		Werner Enterprises, Inc.	3,140,230
		Total common stocks (cost $367,990,131)	411,121,104

SHORT-TERM INVESTMENTS - 18.0%(a)
		Variable Rate Demand Note - 18.0%
$90,062,956		U.S. Bank, N.A., 0.00%	90,062,956
		Total short-term investments (cost $90,062,956)	90,062,956
		Total investments - 100.0% (cost $458,053,087)	501,184,060
		Other assets, less liabilities - 0.0% (a)	200,210
		TOTAL NET ASSETS - 100.0%	$501,384,270

*		Non-income producing security.
(a)		Percentages for the various classifications relate to net assets.

NYS	-	New York Registered Shares

The cost basis of investments for federal income tax purposes at December 31, 2011, was as follows+:

Cost of investments	$458,053,087

Gross unrealized appreciation	72,936,611
Gross unrealized depreciation	(29,805,638)
Net unrealized appreciation	$43,130,973

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$411,121,104
Level 2 – Short-Term Variable Rate Demand Note	90,062,956
Level 3 -	---
Total	$501,184,060

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31,2011.

See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 96.0%(a)

COMMERCIAL SERVICES SECTOR - 6.2%
	Advertising/Marketing Services - 3.5%
3,514,000	Omnicom Group Inc.	156,654,120

	Miscellaneous Commercial Services - 2.7%
3,538,000	Cintas Corp.	123,157,780

CONSUMER NON-DURABLES SECTOR - 11.0%
	Beverages: Alcoholic - 3.3%
1,690,000	Diageo PLC - SP-ADR	147,739,800

	Food: Major Diversified - 3.9%
3,019,000	Nestlé S.A. - SP-ADR	174,226,490

	Household/Personal Care - 3.8%
2,318,000	Kimberly-Clark Corp.	170,512,080

CONSUMER SERVICES SECTOR - 3.6%
	Media Conglomerates - 3.6%
4,456,000	Time Warner Inc.	161,039,840

DISTRIBUTION SERVICES SECTOR - 8.3%
	Food Distributors - 4.8%
7,350,000	Sysco Corp.	215,575,500

	Medical Distributors - 3.5%
4,183,000	AmerisourceBergen Corp.	155,565,770

ELECTRONIC TECHNOLOGY SECTOR - 3.4%
	Electronic Components - 3.4%
4,888,000	TE Connectivity Limited	150,599,280

ENERGY MINERALS SECTOR - 3.8%
	Oil & Gas Production - 3.8%
2,735,000	Devon Energy Corporation	169,570,000

FINANCE SECTOR - 16.3%
	Financial Conglomerates - 2.9%
2,713,000	American Express Co.	127,972,210

	Insurance Brokers/Services - 2.6%
2,961,000	Willis Group Holdings PLC	114,886,800

	Major Banks - 6.9%
8,421,000	Bank of New York Mellon Corp.	167,662,110
5,460,000	Comerica, Incorporated	140,868,000
		308,530,110
	Property/Casualty Insurance - 3.9%
2,308,000	Berkshire Hathaway Inc. - Cl B*	176,100,400

HEALTH TECHNOLOGY SECTOR - 6.7%
	Medical Specialties - 3.0%
2,963,000	Coviden PLC	133,364,630

	Pharmaceuticals: Major - 3.7%
3,673,000	GlaxoSmithKline PLC - SP-ADR	167,598,990

INDUSTRIAL SERVICES SECTOR - 2.1%
	Oilfield Services/Equipment - 2.1%
1,350,000	Schlumberger Limited	92,218,500

PROCESS INDUSTRIES SECTOR - 2.0%
	Chemicals: Agricultural - 2.0%
1,259,000	Monsanto Co.	88,218,130

PRODUCER MANUFACTURING SECTOR - 10.2%
	Industrial Conglomerates - 7.2%
2,849,000	3M Co.	232,848,770
2,965,000	Ingersoll-Rand PLC	90,343,550
		323,192,320
	Industrial Machinery - 3.0%
2,890,000	Illinois Tool Works Inc.	134,991,900

RETAIL TRADE SECTOR - 8.6%
	Discount Stores - 4.8%
3,579,000	Wal-Mart Stores, Inc.	213,881,040

	Specialty Stores - 3.8%
12,398,000	Staples, Inc.	172,208,220

TECHNOLOGY SERVICES SECTOR - 9.5%
	Data Processing Services - 3.1%
2,546,000	Automatic Data Processing, Inc.	137,509,460

	Information Technology Services - 3.6%
3,068,000	Accenture PLC	163,309,640

	Packaged Software - 2.8%
4,798,000	Microsoft Corporation	124,556,080

TRANSPORTATION SECTOR - 4.3%
	Air Freight/Couriers - 4.3%
2,650,000	United Parcel Service, Inc. - Cl B	193,953,500
	Total common stocks (cost $3,985,088,792)	4,297,132,590
	Total investments - 96.0% (cost $3,985,088,792)	4,297,132,590
	Cash and receivables, less liabilities - 4.0% (a)	180,764,868
	TOTAL NET ASSETS - 100.0%	$4,477,897,458

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company
SP-ADR -	Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2011, was as follows+:

Cost of investments	$3,985,088,792

Gross unrealized appreciation	573,685,235
Gross unrealized depreciation	(261,641,437)
Net unrealized appreciation	$312,043,798

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$4,297,132,590

Level 2 –	---
Level 3 -	---
Total	$4,297,132,590

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 89.7%(a)

COMMERCIAL SERVICES SECTOR - 9.8%
	Miscellaneous Commercial Services - 5.8%
11,300	SECOM Co., Ltd. (Japan)	519,622
275	SGS S.A. (Switzerland)	453,569
		973,191
	Personnel Services - 4.0%
16,150	Adecco S.A. (Switzerland)	673,072

CONSUMER DURABLES SECTOR - 3.4%
	Recreational Products - 3.4%
11,700	SHIMANO Inc. (Japan)	569,461

CONSUMER NON-DURABLES SECTOR - 12.0%
	Beverages: Alcoholic - 3.7%
28,350	Diageo PLC (United Kingdom)	619,445

	Food: Major Diversified - 3.9%
11,375	Nestlé S.A. (Switzerland)	653,193

	Household/Personal Care - 4.4%
15,350	Henkel AG & Co. KGaA (Germany)	742,642

CONSUMER SERVICES SECTOR - 4.8%
	Restaurants - 4.8%
85,675	Compass Group PLC (United Kingdom)	812,944

ELECTRONIC TECHNOLOGY SECTOR - 8.0%
	Aerospace & Defense - 4.3%
62,375	Rolls-Royce Holdings PLC (United Kingdom)*	722,182

	Electronic Components - 3.7%
20,275	TE Connectivity Limited (Switzerland)	624,673

FINANCE SECTOR - 12.8%
	Financial Conglomerates - 4.8%
29,025	Brookfield Asset Management Inc. (Canada)*	798,882

	Insurance Brokers/Services - 3.6%
15,675	Willis Group Holdings PLC (Ireland)	608,190

	Property/Casualty Insurance - 4.4%
1,725	Fairfax Financial Holdings Limited (Canada)	739,968

HEALTH TECHNOLOGY SECTOR - 7.9%
	Medical Specialties - 3.7%
13,775	Coviden PLC (Ireland)	620,013

	Pharmaceuticals: Major - 4.2%
31,175	GlaxoSmithKline PLC (United Kingdom)	710,346

INDUSTRIAL SERVICES SECTOR - 2.7%
	Oilfield Services/Equipment - 2.7%
6,525	Schlumberger Limited (Netherlands)	445,723

NON-ENERGY MINERALS SECTOR - 4.3%
	Construction Materials - 4.3%
36,450	CRH PLC (Ireland)	723,478

PROCESS INDUSTRIES SECTOR - 4.4%
	Chemicals: Agricultural - 2.3%
1,325	Syngenta AG (Switzerland)	389,352

	Chemicals: Specialty - 2.1%
7,200	Shin-Etsu Chemical Co., Ltd. (Japan)	353,663

PRODUCER MANUFACTURING SECTOR - 10.0%
	Industrial Conglomerates - 2.1%
11,700	Ingersoll-Rand PLC (Ireland)	356,499

	Industrial Machinery - 7.9%
4,825	Schindler Holding AG (Switzerland)	560,858
4,800	SMC Corporation (Japan)	772,252
		1,333,110
RETAIL TRADE SECTOR - 3.6%
	Food Retail - 3.6%
97,200	Tesco PLC (United Kingdom)	608,160

TECHNOLOGY SERVICES SECTOR - 4.1%
	Information Technology Services - 4.1%
12,850	Accenture PLC (Ireland)	684,005

TRANSPORTATION SECTOR - 1.9%
	Air Freight/Couriers - 1.9%
43,925	TNT Express N.V. (Netherlands)	327,151
	Total common stocks (cost $15,453,634)	15,089,343
	Total investments - 89.7% (cost $15,453,634)	15,089,343
	Cash and receivables, less liabilities - 10.3% (a)	1,733,506
	TOTAL NET ASSETS - 100.0%	$16,822,849

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC -	Public Limited Company

Schedule of Forward Currency Contracts

								Unrealized
Settlement		Currency to		U.S. $ Value at	Currency to		U.S. $ Value at	Appreciation
Date	Counterparty	be Delivered		December 31, 2011	be Received		December 31, 2011	(Depreciation)
1/31/2012	U.S. Bank, N.A.	1,400,000	Canadian Dollar	$1,373,221	1,363,655	U.S. Dollar	$1,363,655	$(9,566)
1/31/2012	U.S. Bank, N.A.	2,300,000	Swiss Franc	2,450,057	2,534,275	U.S. Dollar	2,534,275	84,218
1/31/2012	U.S. Bank, N.A.	900,000	Euro	1,165,086	1,228,060	U.S. Dollar	1,228,060	62,974
1/31/2012	U.S. Bank, N.A.	2,415,000	British Pound	3,749,373	3,770,242	U.S. Dollar	3,770,242	20,869
1/31/2012	U.S. Bank, N.A.	152,000,036	Japanese Yen	1,975,789	1,981,806	U.S. Dollar	1,981,806	6,017
				$10,713,526			$10,878,038	$164,512

The cost basis of investments for federal income tax purposes at December 31, 2011, was as follows+:

Cost of investments	$15,453,634

Gross unrealized appreciation (excluding forward
currency contracts)	572,228
Gross unrealized depreciation (excluding forward
currency contracts)	(936,519)
Net unrealized appreciation (excluding forward
currency contracts)	$(364,291)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:

		Other Financial
Valuation Inputs	Investments in Securities	Instruments^
Level 1 – Common Stocks	$15,089,343	---

Level 2 – Forward Currency Contracts	---	164,512

Level 3 –	---	---
Total	$15,089,343	$164,512

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2011.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/ChiefFinancial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financialreporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date     January 30, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date     January 30, 2012

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date     January 30, 2012